Earnings Per Share of the Parent Company Earnings Per Share of the Parent Company (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	$ 474	$ 1,703	$ 1,782
Parent Company [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income from continuing operations																	42,240	37,611	58,408
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest																	(515)	(455)	(1,411)
Dividends, Preferred Stock																	(16,198)	(16,963)	(16,963)
Participating Securities, Distributed and Undistributed Earnings																	(1,172)	(838)	(591)
Income (Loss) from Continuing Operations Attributable to the Parent, Basic																	24,355	19,355	39,443
Dilutive Securities, Effect on Basic Earnings Per Share, Other																	0	0	591
Income (loss) from continuing operations attributable to noncontrollinginterests diluted																	559	503	0
Income from continuing operations attributable to common stockholders - diluted																	24,914	19,858	40,034
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	474	1,703	1,782
income (Loss) from discontinued operations attributable to common stockholders - basic																	464	1,660	1,725
Income Loss From Discontinued Operations Net Of Tax Attributable To Noncontrolling Interest diluted																	(10)	43	0
Income Loss From Discontinued Operations Net Of Tax Diluted																	474	1,703	1,725
Net Income (Loss) Available to Common Stockholders, Diluted																	25,388	21,561	41,759
Net Income (Loss) Attributable to Noncontrolling Interest, Operating Partnerships																	(10)	(43)	(57)
Weighted Average Number of Shares Outstanding, Basic																	132,625,915	112,698,704	91,011,123
Net Income Loss Attributable To Unit Holders Basic																	$ 24,819	$ 21,015	$ 41,168
Incremental Common Shares Attributable to Contingently Issuable Shares																	0	0	839,879
Amount Of Dilutive Securities Operating Partnership And Ltip Units																	2,983,928	3,019,495
Weighted Average Number of Shares Outstanding, Diluted																	135,609,843	115,718,199	91,851,002
Earnings Per Share, Basic and Diluted	$ (3,651,000.00)	[1]	$ (3,901,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ (4,241,000.00)	[1]	$ 0.19	$ 0.19	$ 0.45
Income (Loss) from Continuing Operations, Per Basic and Diluted Share																	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share																	$ 0.00	$ 0.02	$ 0.02

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.